Leases - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Lease liabilities	$ 58,370
Future undiscounted aggregate lease payments for lease not yet commenced	$ 44,500
Lease term for lease not yet commenced	15 years
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	9 years
ASU 2016-02
Lessee, Lease, Description [Line Items]
Lease assets		$ 57,400
Lease liabilities		57,700
Adjustment to retained earnings		(316)
Retained Earnings | ASU 2016-02
Lessee, Lease, Description [Line Items]
Adjustment to retained earnings		$ (316)